SEGMENT REPORTING (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	3
Number of reportable segments | segment	3
Revenue	$ 37,919,425	$ 25,097,951	$ 46,471,478
Cost of revenue	31,607,966	20,983,196	44,719,984
Gross Profit	6,311,459	4,114,755	1,751,494
Depreciation and amortization	1,463,190	1,237,230	1,143,064
Capital expenditures	2,186,904	3,931,471	3,714,089
International markets
SEGMENT REPORTING
Revenue	0
Diversified Pharmaceutical and Allied Products
SEGMENT REPORTING
Revenue	23,591,893	25,097,951	46,471,478
Cost of revenue	20,896,423	20,983,196	44,719,984
Gross Profit	2,695,470	4,114,755	1,751,494
Depreciation and amortization	1,393,233	1,237,230	1,143,064
Capital expenditures	2,030,607	$ 3,931,471	$ 3,714,089
AI Solutions
SEGMENT REPORTING
Revenue	3,362,732
Cost of revenue	1,868,683
Gross Profit	1,494,049
Depreciation and amortization	66,913
Capital expenditures	141,390
Insurance Business
SEGMENT REPORTING
Revenue	10,964,800
Cost of revenue	8,842,860
Gross Profit	2,121,940
Depreciation and amortization	3,044
Capital expenditures	$ 14,907